Loans and Financing	12 Months Ended
Dec. 31, 2023
Loans and Financing [Abstract]
Loans and financing

15 Loans and financing

Loans and financing are initially recognized at fair value upon receipt of the proceeds, net of transaction costs, and subsequently measured at amortized cost. Below is a schedule showing the Group’s loans and financing instruments by foreign and local currency. Local currency indicates loans denominated in the functional currency of the borrower. All borrowings denominated in currencies other than the presentation currency (Brazilian Reais) are translated to presentation currency each reporting period. Current amounts include accrued but unpaid interest at period-end. Premiums, discounts and transaction costs are amortized to finance expense using the effective interest method.

Registration of bonds with the Securities Exchange Commission (SEC):    On July 24, 2023, the Group registered new notes under the Securities Act with the Securities and Exchange Commission (SEC) in order to exchange the 11 series of debt securities (“Bonds”). As a result of the registration of the bonds, the Group is obligated to disclose information in the United States of America and, therefore, is subject to disclosure requirements provided by the SEC and other regulations and standards related to securities in the United States of America, as well as compliance obligations of the Sarbanes-Oxley Act (“SOX”).

Type	Average annual interest rate	Currency	Index	Payment terms/non- current debt	Current		Non-current
					December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Foreign currency
ACC – Advances on exchange contracts	8.40%	USD	—	2024	52,158	416,772	—	51,056
Prepayment	7.38%	USD	SOFR	2024 – 27	5,531	397,508	174,346	378,479
FINIMP – Import Financing	6.48%	USD and EUR	Euribor	2024 – 25	31,291	100,641	647	3,041
White Stripe credit facility	8.45%	USD and CAD	—	—	2,892	3,020	—	—
Working capital – Dollar	8.97%	USD	SOFR	2024 – 30	362	1,735	2,553	2,841
CRA – Agribusiness Credit Receivable Certificates	4.92%	USD	—	2028	442	93	38,464	12,757
Scott credit facilities	2.20%	USD	—	2025	—	—	1,815	1,794
					92,676	919,769	217,825	449,968
Local currency
FINAME(1)	5.98%	BRL	—	2024 – 25	478	885	6	441
FINEP(2)	—	BRL	—		—	890	—	1,395
Prepayment	8.22%	GBP and USD	BoE, SOFR	2024 – 25	54,906	9,543	60,000	—
Notes 2.50% JBS Lux 2027	2.50%	USD	—	2027	11,542	11,181	986,220	982,084
Notes 5.13% JBS Lux 2028	5.13%	USD	—	2028	19,219	23,703	886,398	883,767
Notes 6.5% JBS Lux 2029	6.50%	USD	—	2029	1,084	1,000	77,885	77,869
Notes 3.00% JBS Lux 2029	3.00%	USD	—	2029	7,458	7,200	586,210	583,499
Notes 5.50% JBS Lux 2030	5.50%	USD	—	2030	31,910	30,747	1,239,931	1,238,251
Notes 3.75% JBS Lux 2031	3.75%	USD	—	2031	1,563	1,302	495,338	494,748
Notes 3.00% JBS Lux 2032	3.00%	USD	—	2032	3,833	3,417	980,341	977,988
Notes 3.63% JBS Fin 2032	3.63%	USD	—	2032	16,729	16,212	984,472	982,586
Notes 5.75% JBS Lux 2033	5.75%	USD	—	2033	29,469	60,575	2,001,095	1,997,613
Notes 6.75% JBS Lux 2034	6.75%	USD	—	2034	30,900	—	1,576,065	—
Notes 4.38% JBS Lux 2052	4.38%	USD	—	2052	16,309	15,750	887,237	886,786
Notes 6.50% JBS Lux 2052	6.50%	USD	—	2052	8,396	6,997	1,527,284	1,526,735
Notes 7.25% JBS Lux 2053	7.25%	USD	—	2053	18,669	—	883,214	—
Type	Average annual interest rate	Currency	Index	Payment terms/non- current debt	Current		Non-current
					December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Notes 5.88% PPC 2027	5.88%	USD	—	2027	—	11,930	—	842,009
Notes 4.25% PPC 2031	4.25%	USD	—	2031	8,972	8,382	984,404	982,248
Notes 3.50% PPC 2032	3.50%	USD	—	2032	10,500	10,063	891,184	890,113
Notes 6.25% PPC 2033	6.25%	USD	—	2033	43,924	—	984,018	—
Notes 6.88% PPC 2034	6.88%	USD	—	2034	7,639	—	484,577	—
PPC Credit Line – Term loan	—	—	—	—	—	26,728	—	452,188
Working capital – Reais	17.45%	BRL	TJLP	2024 – 28	5,081	16,415	16,331	647
Working capital – Euros	3.10%	EUR	Euribor	2024 – 28	17,249	11,665	10,186	1,903
Export credit note	14.20%	BRL	CDI	2024 – 30	2,913	145,116	214,735	294,891
CDC – Direct Consumer Credit	15.97%	BRL	—	2024 – 28	21,296	7,723	9,020	90
Livestock financing – Pre	10.73%	BRL	—	2024	242,928	35,460	—	—
CRA – Agribusiness Receivables Certificate	10.38%	BRL	CDI and IPCA	2024 – 37	149,060	163,492	2,013,297	1,460,108
Credit line – Scott	7.69%	USD and EUR	—	2050	20,087	13,448	529	40
Credit line – Beardstown Pace	3.65%	USD	—	2050	6,689	7,425	64,700	62,969
JBS Australia Confinement Agreement	2.76%	AUD	—	2028	993	258	34,053	33,592
Others	4.68%	Several	Several	2031	9,098	9,771	11,012	18,573
Total					798,894	657,278	18,889,742	15,673,133
					891,570	1,577,047	19,107,567	16,123,101

(1)      FINAME — Government Agency for Machinery and Equipment Financing

(2)      FINEP — Research and projects financing

Average annual interest rate:    Refers to the weighted average nominal cost of interest at the reporting date. The loans and financings are fixed by a fixed rate or indexed to rates: CDI, IPCA, TJLP (the Brazilian government’s long-term interest rate), and EURIBOR (Euro Interbank Offered Rate), among others.

The availability of revolving credit facilities for JBS USA was US$2.9 billion as of December 31, 2023 (US$2.8 billion as of December 31, 2022). In Brazil, the availability of revolving credit facilities was US$450,000 as of December 31, 2023 (US$450,000 as of December 31, 2022).

The non-current portion of the principal payment schedule of loans and financing is as follows:

Maturity	December 31, 2023	December 31, 2022
2024	—	649,358
2025	171,228	165,687
2026	18,998	484,706
2027	1,193,540	1,911,633
2028	1,102,778	1,006,157
2029	34,417	—
Maturities after 2029	16,586,606	11,905,560
	19,107,567	16,123,101

15.1 Guarantees and contractual restrictions (“covenants”)

The Group was in compliance with all of its debt covenant restrictions at December 31, 2023.

Type	Issuer and guarantors	Covenants/Guarantees	Events of default
JBS USA Revolving Credit Facility

Issuer:

-   JBS USA Holding Lux S.à.r.l.;

-   JBS USA Food Company;

-   JBS Australia Pty. Ltd.;

-   JBS Food Canada ULC.

Guarantors:

-   JBS S.A.;

-   JBS Global Luxembourg S.à.r.l.;

-   JBS Global Meat Holdings Pty. Limited.

Usual and customary for investment grade facilities of this type and subject to customary exceptions, but limited to: (i) incurrence of “priority debt”, (ii) liens; (iii) fundamental changes, (iv) sale lease-backs, (v) sales of all or substantially all of the assets of the Borrowers and their subsidiaries, (vi) changes in line of business and (vii) changes in fiscal year.

The credit agreement also require compliance with a maximum total debt to capitalization of 55.0% (the “Financial Maintenance Covenant”). The Borrowers may give collateral cure notice to the administrative agent, electing to provide full unconditional guarantee perfected by first priority security interest in substantially all US assets. From and after the collateral cure date the financial maintenance covenant shall no longer be in effect, availability under the Revolving Credit Facility shall be limited to collateral coverage and there shall be limitations on 1) liens, 2) indebtedness, 3) sales and other dispositions of assets, 4) dividends, distributions and other payments in respect of equity interest, 5) investments, acquisitions, loans and advances, and 6) voluntary prepayments, redemptions or repurchases of unsecured subordinated material indebtedness. In each case, clauses 1 to 6 are subject to certain exceptions which can be material.

The facility contains customary events of default.(1)
Type	Issuer and guarantors	Covenants/Guarantees	Events of default
Notes 2.50% JBS Lux 2027 Notes 3.63% JBS Lux 2032

Issuer:

-   JBS USA Holding Lux S.à.r.l.;

-   JBS USA Food Company (JBS USA);

-   JBS Luxembourg Company S.à

Guarantor:

-   JBS S.A.;

-   JBS Global Luxembourg S.àr.l (JBS Global Lux);

-   JBS Global Meat Holdings Pty. Limited (JBS Global Meat).

On September 12, 2022, the Group received offers to exchange 99.14% of the 2.50% senior notes due 2027 and 96.85% of the 3.625% sustainability-linked senior notes due 2032, issued by JBS USA Food Group (originally issued by JBS Finance Luxembourg S.a.r.l.), for new notes issued by JBS USA Lux SA, JBS USA Food Company and JBS USA Finance Inc. and cash consideration.

The new exchanged notes contain proposed amendments that permanently eliminated certain covenants, restrictive provisions, events of default and related provisions for the Group.

The new exchanged notes contain restrictive covenants applicable to the Group and its Significant subsidiaries including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.

The covenants contains customary events of default.(1)
Notes 3,00% JBS Lux 2029 Notes 6,50% JBS Lux 2029 Notes 5,50% JBS Lux 2030 Notes 3.75% JBS Lux 2031 Notes 3,00% JBS Lux 2032 Notas 4,38% JBS Lux 2052

Issuer:

-   JBS USA Holding Lux S.à.r.l ;

-   JBS USA Food Company; (JBS USA)

-   JBS Luxembourg Company S.à.r.l.

Guarantor:

-   JBS S.A. (JBS S.A.);

JBS Global Luxembourg S.à r.l (JBS Global Lux);

JBS Global Meat Holdings Pty. Limited (JBS Global Meat).

On August 15, 2022, the Group announced expiration of, and receipt of requisite consents in connection with its consent solicitations for each of its 3.00% senior notes due 2029, 6.50% senior notes due 2029, 5.50% senior notes due 2030, 3.75% senior notes due 2031, 3.00% sustainability-linked senior notes due 2032 and 4.38% senior notes due 2052. The proposed amendments conform certain provisions and restrictive covenants in each indenture to the corresponding provisions and restrictive covenants set forth in each indenture dated June 21, 2022, governing the 5.13% senior notes due 2028, the 5.75% senior notes due 2023 and the 6.50% senior notes due 2052.

‘The covenants contains customary events of default(1).
Type	Issuer and guarantors	Covenants/Guarantees	Events of default
Notes 5,13% JBS Lux 2028 Notes 5,75% JBS Lux 2033 Notes 6,75% JBS Lux 2034 Notes 4,38% JBS Lux 2052 Notes 7,25% JBS Lux 2052 Notes 6,50% JBS Lux 2052

Issuer:

JBS USA Holding Lux S.A. (JBS Lux);

JBS USA Food Company (JBS

USA);

JBS Luxembourg Company S.à.r.l.

Guarantor:

JBS S.A. (JBS S.A.);

JBS Global Luxembourg S.à r.l

(JBS Global Lux);

JBS Global Meat Holdings Pty.

Limited (JBS Global Meat).

These notes contain restrictive covenants applicable to the Group and its Significant subsidiaries including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.

‘The covenants contains customary events of default.(1)
Notes 4,25% PPC 2031 Notes 3,50% PPC 2032	Issuer: Pilgrim’s Pride Corporation. Guarantor: Pilgrim’s Pride Corporation of West Virginia, Inc.; Gold’N Plump Poultry, LLC; Gold’N Plump Farms, LLC; JFC LLC

On September 22, 2022 PPC announced expiration and receipt of requisite consent in its consent solicitation for certain amendments to its Senior Notes due 2031 and 2032. The consent solicitation contained proposed amendments that permanently eliminated certain covenants, restrictive provisions, events of default and related provisions for the Group.

After the consent, these notes are subject to restrictive covenants applicable to PPC and its Significant subsidiaries including limitation on liens, limitation on sale and leaseback transactions, limitation on merger, consolidation and sale of assets. These limitations are subject to certain exceptions, which can be material.

Notes 6,25% PPC 2033 Notes 6,88% PPC 2034	Issuer: - Pilgrim’s Pride Corporation. Guarantor: - Pilgrim’s Pride Corporation of West Virginia, Inc.; - Gold’N Plump Poultry, LLC; - Gold’N Plump Farms, LLC; JFC LLC

These notes were issued in investment-grade format and contain customary investment-grade clauses related to limitations on encumbrances, sale and lease transactions, change of control, and customary merger and consolidation clauses. These limitations are subject to certain exceptions, which may be relevant.

Type	Issuer and guarantors	Covenants/Guarantees	Events of default

On October 4, 2023, PPC and certain of its subsidiaries entered into an unsecured Revolving Credit Agreement with CoBank, ACB as administrative agent and other involved lenders that replaced the 2021 U.S. Credit Facility.

The credit agreement increased its availability under the revolving loan commitment from US$800.0 million to US$850.0 million, in addition to changes to clauses and the extension of the maturity date from August 2026 to October 2028.

PPC Revolving Credit Facility	Borrowers: - Pilgrim’s Pride Corporation; - To-Ricos Ltd. - To-Ricos Distribution, LTD.

The RCF also requires compliance with a minimum interest coverage ratio of 3.50:1.00 (the “Financial Maintenance Covenant”). The Borrowers may give collateral cure notice to the administrative agent, electing to provide full unconditional guarantee perfected by first priority security interest in substantially all U.S. assets. From and after the collateral cure date the financial maintenance covenant shall no longer be in effect, availability under the RCF shall be limited to collateral coverage, may be subject to a minimum fixed charge coverage ratio if utilization is above 80% and there shall be limitation on 1) liens, 2) indebtedness, 3) sales and other dispositions of assets, 4) dividends, distributions, and other payments in respect of equity interest, 5) investments, acquisitions, loans and advances, and 6) voluntary prepayments, redemptions or repurchases of unsecured subordinated material indebtedness. In each case, clauses 1 to 6 are subject to certain exceptions which can be material.

The facility also contains customary events of default.(1)
Type	Issuer and guarantors	Covenants/Guarantees	Events of default
Primo ANZ credit facility

Borrowers:

-   Primo Foods Pty Ltd.

Guarantors:

-   Industry Park Pty Ltd;

-   Primo Foods Pty Ltd;

-   Australian Consolidated Food Holdings Pty Limited;

-   Australian Consolidated Food Investments Pty Limited;

-   Primo Group Holdings Pty Limited;

-   Primo Meats Pty Ltd;

-   Hans Continental Smallgoods Pty Ltd;

-   P& H Investments 1 Pty Ltd;

-   Hunter Valley Quality Meats Pty Limited;

-   Seven Point Pork Pty Ltd;

-   P&H Investments 2 Pty Ltd;

-   Primo Retail Pty Ltd;

-   Primo Meats Admin Pty Ltd;

-   Premier Beehive Holdco Pty Ltd;

-   Premier Beehive NZ.

Customary covenants that may limit Primo’s ability and the ability of certain subsidiaries to, among other things:

-   sell or dispose of certain assets;

-   change the general nature of the core business of the Group;

-   incur certain additional indebtedness;

-   declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default.(1)
Huon credit facility

Borrowers:

Huon Aquaculture Group Limited

Guarantors:

-   Industry Park Pty Ltd;

-   Huon Aquaculture Group Limited;

-   Huon Aquaculture Company Pty Ltd;

-   Springs Smoked Seafoods Pty Ltd;

-   Springfield Hatcheries Pty Ltd;

-   Huon Ocean Trout Pty Ltd;

-   Meadow Bank Hatchery Pty Ltd;

-   Morrison’s Seafood Pty Ltd;

-   Southern Ocean Trout Pty Ltd;

-   Huon Shellfish Co Pty Ltd;

-   Spring Smoked Salmon Pty Ltd;

-   Huon Salmon Pty Ltd;

-   Huon Smoked Salmon Pty Ltd;

-   Huon Smoked Seafoods Pty Ltd;

-   Huon Seafoods Pty Ltd;

-   Huon Tasmanian Salmon Pty Ltd.

Customary covenants that may limit Huon’s ability and the ability of certain subsidiaries to, among other things:

-   sell or dispose of certain assets;

-   change the general nature of the core business of the Group;

-   incur certain additional indebtedness;

-   declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default.(1)
Type	Issuer and guarantors	Covenants/Guarantees	Events of default
Credit facility JBS Australia & Rivalea

Borrowers:

-   JBS Australia Pty Limited;

-   Rivalea (Australia) Pty Ltd.

Guarantors:

-   JBS Australia Pty Limited;

-   Diamond Valley Pork Pty Ltd;

-   Oxdale Dairy Enterprise Pty Ltd;

-   Rivalea (Australia) Pty Ltd Industry Park Pty Ltd.

Customary covenants that may limit JBS Australia´s and Rivalea’s ability and the ability of certain subsidiaries to, among other things:

-   sell or dispose of certain assets;

-   change the general nature of the core business of the Group;

-   incur certain additional indebtedness;

-   declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default.(1)
Credit facility AMI	Borrowers: - Andrews Meat Industries Pty Ltd.

Customary covenants that may limit JBS AMI ability and the ability of certain subsidiaries to, among other things:

-   sell or dispose of certain assets;

-   change the general nature of the core business of the Group;

-   incur certain additional indebtedness;

-   declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default.(1)
Credit facility WSF NAB	Borrowers: - White Stripe Foods Pty Ltd.

Customary covenants that may limit JBS WSF ability and the ability of certain subsidiaries to, among other things:

-   sell or dispose of certain assets;

-   change the general nature of the core business of the Group;

-   incur certain additional indebtedness;

-   declare certain dividends, share premiums, or repurchases of equity.

The facility also contains customary events of default.(1)
Credit facility Mexico

Borrowers:

-   Avícola Pilgrim’s Pride de Mexico, SA de CV.

Guarantors:

-   Comercializadora de Carnes de Mexico, S de RL de CV;

-   Pilgrim’s Pride de S de RL de CV;

-   Pilgrim’s Operaciones Laguna S de RL de CV

Customary covenants that may limit the Group´s ability to realize new investments and be a guarantor for third party loans, change the general nature of the core business of the Group or line of business and initiate the liquidation process. These limitations are subject to certain exceptions, which may be material.

The facility also contains customary events of default.(1)
Type	Issuer and guarantors	Covenants/Guarantees	Events of default
4° issuance of debentures CRA 5° issuance of debentures CRA 6° issuance of debentures CRA 7° issuance of debentures CRA	Borrowers: JBS S.A

Customary covenants that may limit the Group´s ability of certain subsidiaries to, among other things:

-   incur certain additional indebtedness;, if the net debt/EBITDA in R$ exceeds 4.75/1.0;

-   sell or dispose of certain assets;

-   consolidate, merge or dissolve substantially all the assets;

-   declare certain dividends, if the issuer is in default with respect to any of its pecuniary obligations under the terms of the indenture.

The facility also contains customary events of default.(1)
8° issuance of debentures CRA 9° issuance of debentures CRA 10° issuance of debentures CRA	Borrowers: JBS S.A

Standard contractual restrictions that may limit the Group’s ability, among other things, to:

-   create liens;

-   sell or transfer to third parties all or substantially all assets;

-   carry out spin-offs, mergers or incorporations of the Group and/or its Subsidiaries by third parties;

-   pay dividends if the issuer is in default with respect to any of its pecuniary obligations under the indenture

The facility contains customary events of default.(1)

(1)      Customary events of default include failure to perform or observe terms, covenants or other agreements in the facility, defaults on other indebtedness if the effect is to permit acceleration, failure to make a payment on other indebtedness unless waived or extended within the applicable grace period, entry of unsatisfied judgments or orders against the issuer or its subsidiaries and certain events related to bankruptcy and insolvency matters.

On December 2023, JBS Holding Lux merged with its wholly-owned direct subsidiary, JBS USA Lux S.A (“JBS Lux”), with JBS Holding Lux as the surviving entity. As a result, all obligations of JBS Lux are now obligations of JBS Holding Lux — including the BMO revolving credit facility, in which JBS Holding Lux became a borrower, and all senior unsecured notes, in which JBS Holding Lux became a issuer.

On December 2023 JBS USA Finance Inc (“JBS USA Finance”) was dissolved and consequently is no longer a borrower under the BMO revolving credit facility. At the beginning of 2024 JBS USA Finance was replaced by JBS Luxembourg Company Sarl (“JBS Luxembourg”), formerly JBS Luxembourg Sarl, in all JBS’s senior unsecured notes.

JBS standard issuers and guarantors

•        Senior unsecured notes co-issuers: JBS Holding Lux, JBS Luxembourg and JBS USA

•        Standard Guarantors to the senior unsecured notes and the revolving credit facility: JBS S.A., JBS Global Luxembourg S.à r.l. (“JBS Global Lux”), JBS Global Meat.

The Group was in compliance with all of its debt financial covenant restrictions at December 31, 2023 and until the date that these financial statements were approved.

15.2 Reconciliation of movement of liabilities to cash flows arising from financing activities

	Note	Balance at January 1, 2023	Cash flows	(Financial) Revenue	Non-cash transactions(1)	Balance at December 31, 2023
Loans and financing	15	(17,700,148)	(907,975)	(1,322,258)	(68,756)	(19,999,137)
Lease liability	11	(1,721,833)	354,947	(70,277)	(404,064)	(1,841,227)
Derivative liabilities	27	1,267	12,745	(8,639)	(61,829)	(56,456)
Margin cash	3	130,209	(26,602)	28,854	—	132,461
Profit reserves		(4,264,534)	(447,979)	—	1,125,294	(3,587,219)
Non-controlling interest		(645,970)	(6,318)	—	(30,454)	(682,742)
Total		(24,201,009)	(1,021,182)	(1,372,320)	560,191	(26,034,320)
	Note	Balance at January 1, 2022	Cash flows	(Financial) Revenue	Non-cash transactions(1)	Balance at December 31, 2022
Loans and financing	15	(16,578,829)	187,123	(1,141,271)	(167,171)	(17,700,148)
Lease liability	11	(1,506,043)	434,488	(75,883)	(574,395)	(1,721,833)
Derivative liabilities	27	(10,444)	261,739	(250,028)	—	1,267
Margin cash	3	223,162	(109,732)	16,779	—	130,209
Treasure shares		619,298	551,888	—	(1,171,186)	—
Profit reserves		(3,385,709)	872,802	—	(1,751,627)	(4,264,534)
Non-controlling interest		(660,796)	103,141	—	(88,315)	(645,970)
Total		(21,299,361)	2,301,449	(1,450,403)	(3,752,694)	(24,201,009)
	Note	Balance at January 1, 2021	Cash flows	(Financial) Revenue	Non-cash transactions(1)	Balance at December 31, 2021
Loans and financing	15	(12,682,415)	(3,064,966)	(670,660)	(160,788)	(16,578,829)
Lease liability	11	(1,174,686)	359,893	(25,066)	(666,184)	(1,506,043)
Derivative liabilities	27	(5,027)	(29,742)	19,080	5,245	(10,444)
Margin cash	3	—	136,045	87,117	—	223,162
Treasure shares		107,550	1,922,142	—	(1,410,394)	619,298
Profit reserves		(2,273,080)	905,378	—	(2,018,007)	(3,385,709)
Non-controlling interest		(660,438)	5,357	—	(5,715)	(660,796)
Total		(16,688,096)	234,107	(589,529)	(4,255,843)	(21,299,361)

(1)      The values presented as non-cash transactions refer to lease liabilities, allocation of net profit, and provisions.